Fair Value Measurement - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of outstanding debt covered by swaps		50.00%
Settlement of derivative agreement		$ 0	$ 0	$ 3,900
Interest rate swap agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement of derivative agreement	$ 3,900